Acqusitions and Divestitures (Schedule of Acquired Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 07, 2013
Liabilities:
Goodwill	$ 145,932,000	$ 141,943,000	$ 134,242,000	$ 133,659,000
Mountain National Bank | Acquired From FDIC
Assets:
Cash and cash equivalents					54,872,000
Interest-bearing cash					26,984,000
Securities available-for-sale					73,948,000
Loans, net of unearned income					249,001,000
Core deposit intangible					0
Premises and equipment					10,359,000
Real estate acquired by foreclosure					33,294,000
Deferred tax asset					(286,000)
Other assets					3,375,000
Total assets acquired					451,547,000
Liabilities:
Deposits					362,098,000
Securities sold under agreements to repurchase					1,930,000
Federal Home Loan Bank advances					50,040,000
Other liabilities					2,547,000
Total liabilities assumed					416,615,000
Acquired noncontrolling interest					117,000
Total liabilities assumed and acquired noncontrolling interest					416,732,000
Excess of assets acquired over liabilities assumed					34,815,000
Mountain National Bank | Purchase Accounting Fair Value Adjustments
Assets:
Cash and cash equivalents					0
Interest-bearing cash					0
Securities available-for-sale					(440,000)
Loans, net of unearned income					(33,094,000)
Core deposit intangible					3,200,000
Premises and equipment					3,755,000
Real estate acquired by foreclosure					(10,930,000)
Deferred tax asset					3,097,000
Other assets					(461,000)
Total assets acquired					(34,873,000)
Liabilities:
Deposits					2,000,000
Securities sold under agreements to repurchase					0
Federal Home Loan Bank advances					5,586,000
Other liabilities					0
Total liabilities assumed					7,586,000
Acquired noncontrolling interest					57,000
Total liabilities assumed and acquired noncontrolling interest					7,643,000
Aggregate purchase accounting/fair value adjustments					(42,516,000)
Mountain National Bank | As Recorded by FHN
Assets:
Cash and cash equivalents					54,872,000
Interest-bearing cash					26,984,000
Securities available-for-sale					73,508,000
Loans, net of unearned income					215,907,000
Core deposit intangible					3,200,000
Premises and equipment					14,114,000
Real estate acquired by foreclosure					22,364,000
Deferred tax asset					2,811,000
Other assets					2,914,000
Total assets acquired					416,674,000
Liabilities:
Deposits					364,098,000
Securities sold under agreements to repurchase					1,930,000
Federal Home Loan Bank advances					55,626,000
Other liabilities					2,547,000
Total liabilities assumed					424,201,000
Acquired noncontrolling interest					174,000
Total liabilities assumed and acquired noncontrolling interest					424,375,000
Goodwill					$ 7,701,000